Other non-current assets - Financial assets held at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of fair value remeasurement
Net book value at December 31,	€ 11,275	€ 6,000	€ 1,754
Financial assets.
Reconciliation of fair value remeasurement
Costs at January 1	4,818	2,373	2,750
Acquisitions of the year		4,736
Disposals of the year	(82)	(2,291)	(377)
Costs at December 31,	4,736	4,818	2,373
Net book value at December 31,	11,275	6,000	1,754
Financial assets. | Level 1
Reconciliation of fair value remeasurement
Fair value adjustment at January 1	1,182	(619)	(399)
Cancellation of fair value adjustment following disposal	2	598	55
Fair value adjustment of the year	5,355	1,203	(275)
Fair value adjustment at December 31,	€ 6,539	€ 1,182	€ (619)